Acquisitions (Details) € in Millions, £ in Millions, kr in Millions	6 Months Ended	9 Months Ended
	Jun. 30, 2019 EUR (€)	Sep. 30, 2018	Dec. 31, 2018 EUR (€)	Dec. 29, 2018 SEK (kr)	Dec. 29, 2018 EUR (€)	Jul. 02, 2018 GBP (£)	Jul. 02, 2018 EUR (€)	Apr. 21, 2018 GBP (£)	Apr. 21, 2018 EUR (€)	Mar. 02, 2018 SEK (kr)	Mar. 02, 2018 EUR (€)
Disclosure of detailed information about business combination [line items]
Assets	€ 5,770.2		€ 5,340.8
Liabilities	3,302.6		€ 3,281.7
Increase (decrease) through other changes, goodwill	€ 1.9
Toppfrys AB
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired				81.00%	81.00%					60.00%	60.00%
Consideration transferred				kr 30.7	€ 3.0					kr 17.0	€ 1.7
Investments in subsidiaries										13.6	1.5
Proportion of voting rights held by non-controlling interests	19.00%	40.00%
Identifiable assets acquired (liabilities assumed)											0.1
Goodwill expected to be deductible for tax purposes											1.8
Goodfella's Pizza
Disclosure of detailed information about business combination [line items]
Identifiable intangible assets recognised as of acquisition date									€ 158.0
Property, plant and equipment recognised as of acquisition date									33.2
Current assets recognised as of acquisition date									7.5
Inventory recognised as of acquisition date									10.7
Deferred tax assets recognised as of acquisition date									0.9
Assets									210.3
Current liabilities recognised as of acquisition date									31.2
Deferred tax liabilities recognised as of acquisition date									22.6
Liabilities									53.8
Consideration transferred									239.0
Cash transferred									239.0
Identifiable assets acquired (liabilities assumed)									(156.5)
Goodwill expected to be deductible for tax purposes									€ 82.5
Aunt Bessie's
Disclosure of detailed information about business combination [line items]
Identifiable intangible assets recognised as of acquisition date							€ 205.3
Property, plant and equipment recognised as of acquisition date							23.1
Current assets recognised as of acquisition date							19.5
Inventory recognised as of acquisition date							13.2
Assets							261.1
Current liabilities recognised as of acquisition date							20.6
Deferred tax liabilities recognised as of acquisition date							37.6
Liabilities							58.2
Consideration transferred							235.9
Cash transferred						£ 209.0	235.9	£ 209.7
Identifiable assets acquired (liabilities assumed)							(202.9)
Goodwill expected to be deductible for tax purposes							€ 33.0
Toppfrys AB | Toppfrys AB
Disclosure of detailed information about business combination [line items]
Investments in subsidiaries										kr 30.6	€ 3.2